Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Other Operating Income [abstract]
Summary of Other Operating Income
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Other Adjustments and Interest on sundry Credits	94,819,108	463,044,677	251,820,425
Rental of Safety Deposit Boxes	32,910,007	26,705,074	27,162,133
Other Financial Income	27,966,270	24,539,176	7,453,362
Other Income from Services	203,939,849	157,422,406	119,594,784
Reversed allowances	1,079,684	55,440,738	440,440
Others	127,703,617	104,184,539	93,913,930
Total	488,418,535	831,336,610	500,385,074